Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net deferred tax asset
At the beginning of the period	$ (91)	$ (491)	$ 569
Impact of change in accounting policies			(1,021)
Income tax (charge)/credit recorded in the income statement	(1,325)	335	(81)
Income tax credit recorded directly in equity	42	34	15
Other movements	(28)	31	27
At the end of the period	$ (1,402)	$ (91)	$ (491)